Guarantees and Contingent Liabilities - Additional Information (Detail) - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Guarantees And Contingent Liabilities (Textual) [Abstract]
Liability related to remaining Visa Litigation, carrying amount	$ 19
Rental expense for operating leases	328	$ 326	$ 311
Standby Letters of Credit [Member]
Guarantees And Contingent Liabilities (Textual) [Abstract]
Maximum Potential Future Payments	$ 13,020
Weighted-average term of potential future payments guaranteed by Company under standby letter of credit arrangements	21 months
Carrying Amount	$ 57
Third Party Borrowing Arrangements [Member]
Guarantees And Contingent Liabilities (Textual) [Abstract]
Maximum Potential Future Payments	8
Securities Lending Indemnifications [Member]
Guarantees And Contingent Liabilities (Textual) [Abstract]
Maximum Potential Future Payments	4,246
Collateral Held	4,387
Asset Sales [Member]
Guarantees And Contingent Liabilities (Textual) [Abstract]
Maximum Potential Future Payments	5,089
Carrying Amount	119
Reserve for potential losses related to sale or syndication of tax-advantage investments	89
Representation and warranty reserve	30	46
Unresolved representation and warranty claims from GSEs	12	19
Merchant Processing [Member]
Guarantees And Contingent Liabilities (Textual) [Abstract]
Maximum Potential Future Payments	94,995
Carrying Amount	61
Collateral Held	409
Value of airline tickets purchased to deliver at future date	6,700
Company held collateral in escrow deposits, letters of credit and indemnities from financial institutions and liens on various assets	307
Company held collateral of merchant escrow deposits with respect to future delivery risk	26
Liability primarily related to airline processing arrangements	49
Merchant escrow deposits held as collateral related to unresolved charge-backs	76
Recorded liability for potential losses related to unresolved charge-backs	12
Contingent Consideration Arrangements [Member]
Guarantees And Contingent Liabilities (Textual) [Abstract]
Maximum Potential Future Payments	2
Carrying Amount	2
Tender Option Bond Program Guarantee [Member]
Guarantees And Contingent Liabilities (Textual) [Abstract]
Maximum Potential Future Payments	2,183
Collateral Held	2,254
Minimum Revenue Guarantees [Member]
Guarantees And Contingent Liabilities (Textual) [Abstract]
Maximum Potential Future Payments	12
Carrying Amount	2
Other Guarantees [Member]
Guarantees And Contingent Liabilities (Textual) [Abstract]
Maximum Potential Future Payments	792
Carrying Amount	$ 184	$ 211
Visa Class B Shares [Member]
Guarantees And Contingent Liabilities (Textual) [Abstract]
Number of shares sold	2.5
Remaining shares held by the Company	6.4